Financial Instruments -Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 4,800,000	$ 0	$ 0
Loss on fair value change of investor option liability			(46,972,000)
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 4,800,000	$ 0	0
Financial instruments measured on a recurring basis | Investor option liability
Key inputs used in investor option liability valuation
Investor option liability				$ 76,500,000
Loss on fair value change of investor option liability			$ (47,000,000)
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3) | Alibaba
Key inputs used in investor option liability valuation
Percentage of ownership interest in subsidiary to be reached if fully exercised	30.00%